Condensed Consolidated Statements of Cash Flows (Parenthetical) (Unaudited)	12 Months Ended
Dec. 31, 2018 USD ($)
Consideration
Consideration issued	$ 12,500,000
Identified assets and liabilities
Cash	42,711
Accounts and other receivables	480,302
Note receivable	174,967
Prepaid expenses	84,945
Long-term assets	348,367
Property and equipment	106,600
Accounts payable	(180,231)
Accrued Expenses	(105,877)
Merchant portfolios	2,190,000
Tradename	2,500,000
Total identified assets and liabilities	5,641,784
Excess purchase price allocated to goodwill	$ 6,858,216